Stock-based compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of stock options valuation assumptions
Table 18.1. Stock Options Valuation Assumptions

	2023	2022
Risk-free interest rate	3.5% - 4.3%	1.8% - 2.9%
Expected term (years)	6.1 - 6.3	5.8 - 6.8
Expected volatility	46% - 47%	50% - 55%
Expected annual dividend	—	—

Summary of outstanding stock options activities
A summary of outstanding stock options activities for the six months ended June 30, 2025 is presented as below:

Table 17.1. Summary of Outstanding Stock Options Activities
	Number of Stock Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2024	22,751	$8.48	5.5	$522,900
Options exercised	(1,955)	3.48
Options forfeited	(93)	20.62

Balance as of June 30, 2025	20,703	8.90	4.6	3,568,967

Exercisable at June 30, 2025	19,630	$7.84	4.5	$3,404,931

A summary of outstanding stock options activities for the years ended December 31
, 2024
and 2023
is presented as below:
Table 18.2. Summary of Outstanding Stock Options Activities

	Number of Stock Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2023	24,453	$8.26	6.50	$488,807
Options exercised	(1,221)	1.32
Options forfeited	(481)	15.34

Balance as of December 31, 2024	22,751	8.48	5.53	522,900

Exercisable at December 31, 2024	20,636	$6.91	5.32	$505,237

	Number of Stock Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2022	25,211	$6.69	7.06	$821,385
Options granted	1,730	28.68
Options exercised	(990)	1.05
Options forfeited	(1,498)	10.19

Balance as of December 31, 2023	24,453	8.26	6.50	488,807

Exercisable at December 31, 2023	18,331	$5.02	6.03	$421,091

Summary of outstanding unvested stock options activities
A summary of outstanding unvested stock options activities for the six months ended June 30, 2025 is presented as below:

Table 17.2. Summary of Outstanding Unvested Stock Options Activities
	Number of Shares (in thousands)	Weighted Average Exercise Price
Balance as of December 31, 2024	2,115	$23.81
Options vested	(1,035)	19.20
Options forfeited	(8)	17.06

Balance as of June 30, 2025	1,072	$28.30

A summary of outstanding unvested stock options activities for the years ended December 31
, 2024
and 2023
is presented as below, respectively:
Table 18.3
. Summary of Outstanding Unvested Stock Options Activities

	Number of Shares (in thousands)	Weighted Average Exercise Price
Balance as of December 31, 2023	6,122	$17.94
Options vested	(3,720)	14.87
Options forfeited	(287)	14.51

Balance as of December 31, 2024	2,115	$23.81

	Number of Shares (in thousands)	Weighted Average Exercise Price
Balance as of December 31, 2022	10,765	$11.23
Options granted	1,730	28.68
Options vested	(5,580)	8.99
Options forfeited	(793)	13.21

Balance as of December 31, 2023	6,122	$17.94

Summary of restricted stock units activities
A summary of RSUs activities for the six months ended June 30, 2025 is as follows:

17.3. Summary of Restricted Stock Units Activities
	Number of Shares (in thousands)	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2024	19,943	$30.85
RSUs granted	7,129	31.13
RSUs vested	(9,543)	33.37
RSUs forfeited	(714)	29.67

Balance as of June 30, 2025	$16,815	$29.58

A summary of RSUs activities for the years ended December 31
, 2024
and 2023
is as follows:
Table 18.4
. Summary of Restricted Stock Units Activities

	Number of Shares (in thousands)	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2023	10,900	$34.96
RSUs granted	10,927	27.08
RSUs vested	(3)	27.81
RSUs forfeited	(1,881)	32.77

Balance as of December 31, 2024	19,943	$30.85

	Number of Shares (in thousands)	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2022	7,183	$38.78
RSUs granted	4,992	30.42
RSUs vested	(61)	33.17
RSUs forfeited	(1,214)	38.98

Balance as of December 31, 2023	10,900	$34.96

Summary of shares issued for business combinations activities

17.4. Summary of Shares Issued for Business Combinations Activities
	Number of Shares (in thousands)	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2024	548	$47.82
Shares issued	1,473	31.16
Shares forfeited	(6)	47.82

Balance as of June 30, 2025	$2,015	$35.64

Table 18.5
. Summary of Shares Issued for Business Combinations Activities

	Number of Shares (in thousands)	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2023	2,036	$47.82
Shares vested	(1,445)	47.82
Shares forfeited	(43)	47.82

Balance as of December 31, 2024	548	$47.82

	Number of Shares (in thousands)	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2022	2,952	$47.82
Shares vested	(874)	47.82
Shares forfeited	(42)	47.82

Balance as of December 31, 2023	2,036	$47.82